Intangible assets and Goodwill - Intangible assets and goodwill rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 448,275	$ 414,123
Acquisition	16	11
Acquisition in business combination		33,289
Amortization	(3,102)	(533)
Translation differences	(1,719)	1,385
Ending balance	443,470	448,275
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	396,704	379,072
Acquisition	0	0
Acquisition in business combination		16,933
Amortization	0	0
Translation differences	(900)	699
Ending balance	395,804	396,704
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	35,000	35,000
Acquisition	12	0
Acquisition in business combination		0
Amortization	(3)	0
Translation differences	0	0
Ending balance	35,009	35,000
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,885	0
Acquisition	0	0
Acquisition in business combination		8,893
Amortization	(2,272)	(380)
Translation differences	(416)	372
Ending balance	6,197	8,885
Purchased technology
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	7,162	0
Acquisition	0	0
Acquisition in business combination		6,987
Amortization	(714)	(120)
Translation differences	(376)	295
Ending balance	6,072	7,162
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Acquisition	0	0
Acquisition in business combination		0
Amortization	0	0
Translation differences	0	0
Ending balance	0	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	524	51
Acquisition	4	11
Acquisition in business combination		476
Amortization	(113)	(33)
Translation differences	(27)	19
Ending balance	$ 388	$ 524